Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flows used in operating activities:
Net loss	$ (7,628,000)	$ (8,601,000)	$ (13,107,000)	$ (10,534,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	398,000	276,000	402,000	233,000
Impairment of fixed assets	318,000
Amortization of debt discount and deferred financing fees	2,483,000	1,921,000	2,247,000	720,000
(Gain) loss on revaluation of derivative liabilities	(3,124,000)	33,000	198,000	(1,574,000)
Stock-based compensation	1,027,000	1,113,000	1,485,000	3,460,000
Loss on modification of convertible debt	1,429,000
Loss on exchange of warrants for common stock		279,000	279,000
Loss on debt conversion				2,414,000
Loss on extinguishment of senior notes			707,000
Provision for contract loss			600,000
Provision for bad debt expense			50,000
Warranty expense				220,000
Warrants issued for services				180,000
Common stock and warrants issued for legal settlement				246,000
Changes in assets and liabilities:
Accounts and other receivables	(57,000)	3,000	57,000	(91,000)
Restricted cash	150,000	(275,000)	(150,000)
Inventory	(1,791,000)	(80,000)	(694,000)	(24,000)
Prepaid expenses and other current assets	(136,000)	(36,000)	(202,000)	(45,000)
Deferred revenue	949,000	808,000	2,847,000	(701,000)
Accounts payable and other current liabilities	559,000	13,000	914,000	214,000
Costs in excess of billings on uncompleted contracts				(801,000)
Deposit				1,000
Accrued interest			50,000	20,000
Payments on contract loss				(79,000)
Net cash used in operating activities	(5,423,000)	(4,546,000)	(4,317,000)	(4,539,000)
Cash flows used in investing activities:
Purchases of property and equipment	(655,000)	(1,830,000)	(3,057,000)	(188,000)
Net cash used in investing activities	(655,000)	(1,830,000)	(3,057,000)	(188,000)
Cash flows from financing activities:
Proceeds from issuance of common stock, net	2,883,000	741,000	3,125,000	3,844,000
Proceeds from note payable, net	1,230,000	4,669,000	5,000,000	3,757,000
Repayment of capital leases payable	(20,000)	(13,000)	(19,000)	(16,000)
Offering costs - convertible notes payable			(303,000)
Payments on convertible notes payable			(19,000)	(1,883,000)
Net cash provided by financing activities	4,093,000	5,397,000	7,803,000	5,702,000
Net increase (decrease) in cash and cash equivalents	(1,985,000)	(979,000)	429,000	975,000
Cash and cash equivalents at beginning of period	2,605,000	2,176,000	2,176,000	1,201,000
Cash and cash equivalents at end of period	620,000	1,197,000	2,605,000	2,176,000
Cash paid during the period for:
Income taxes				1,000
Interest	639,000	205,000	351,000	68,000
Supplemental disclosure of non-cash activities:
Capital leases for purchase of equipment	2,000	10,000
Debt discount and derivative liabilities recorded upon issuance of warrants and convertible secured notes		2,750,000	2,750,000	2,078,000
Common stock issued in exchange for warrant cancellation		885,000
Debt discount and derivative liabilities recorded for amendments of notes	1,497,000		791,000
Debt discount and derivative liabilities recorded for amendments of warrants	148,000
Reclassification of warrants previously recorded as derivative liabilities to paid-in capital	1,719,000
Debt discount recorded for amendments of warrants	206,000
Debt discount and derivative liabilities recorded upon issuance convertible unsecured notes	282,000
Debt discount recorded for detachable warrants issued with unsecured notes	$ 271,000
Equipment purchased under capital leases			14,000	29,000
Original issue discount of convertible secured note issued				572,000
Issuance of common stock in exchange for warrants			885,000
Issuance of warrants for bank fees			246,000
Debt discount and accrued broker fees upon issuance of convertible secured note				186,000
Debt discount for warrants issued for broker fee in convertible secured note				155,000
Warranty liability recorded for product commissioned				242,000
Conversion of convertible notes and accrued interest into common stock				2,711,000
Issuance of warrants for services				180,000
Issuance of common stock for placement fees				150,000
Issuance of warrants for placement fees				296,000
Issuance of warrants for legal settlement				$ 246,000